Quarterly Information (Detail) (USD $) In Thousands, except Per Share data	3 Months Ended								12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009
Quarterly Financial Information [Line Items]
Net sales	$ 3,409,830	$ 3,240,103	$ 2,866,664	$ 2,829,273	$ 2,786,470	$ 2,614,823	$ 2,354,708	$ 2,237,165	$ 12,345,870	[1]	$ 9,993,166	[1]	$ 10,309,015	[1]
Gross profit	819,058	777,020	670,936	691,399	672,280	552,372	485,227	436,220	2,958,413		2,146,099		2,127,667
Net income attributable to common shareholders	$ 292,190	$ 279,589	$ 230,180	$ 247,171	$ 222,163	$ 153,863	$ 104,546	$ 73,493	$ 1,049,130		$ 554,065		$ 508,515
Diluted earnings per share	$ 1.79	$ 1.68	$ 1.39	$ 1.51	$ 1.35	$ 0.94	$ 0.64	$ 0.45	$ 6.37		$ 3.40		$ 3.13

[1]	Net sales are attributed to countries based on the location of the selling unit. North America includes the United States, Canada and Mexico. No country other than the United States represents greater than 10 percent of consolidated sales. Long-lived assets are comprised of plant and equipment based on physical location.